Revenue from the sale of goods and / or services	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Revenue from the sale of goods and / or services

25.	Revenue from the sale of goods and / or services

IFRS 15 establishes a comprehensive framework to determine when and for how much revenue form contracts with customers should be recognized.

Sale of goods

Revenue from sale of goods is recognized when control of the goods is transferred to the customer, usually when delivered in the store, and at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those goods. No revenue is recognized if collection is uncertain.

Service revenue

The Company acts as agent in insurance extended warranty, financial protection insurance, personal accident insurance, technical assistance, and mobile phone credits recharge. Revenues from these services are presented net of related costs and recognized when control of the service is transferred to the customer at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those services.

	2023	2022	2021

Gross sales
Goods	20,517	18,392	17,261
Services rendered	253	289	266
Sales returns and cancellations	(152)	(150)	(128)
	20,618	18,531	17,399

Taxes on sales	(1,368)	(1,210)	(1,101)

Net operating revenue	19,250	17,321	16,298